CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 30, 2020
CONDENSED BALANCE SHEET
Common stock subject to possible redemption, shares	9,560,798	9,574,179
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	3,089,202	3,075,821
Common stock, shares outstanding	3,089,202	3,075,821